Fair Value Measurements - Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements (Parenthetical) (Details)
¥ in Thousands, $ in Thousands
	9 Months Ended			12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023	Dec. 31, 2023 CNY (¥)
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge of licensed copyright and produced content	¥ 75,946	$ 10,822		¥ 253,125
Film, Monetized on Its Own, and Film Group, Impairment, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost Of Goods And Services Sold	Cost Of Goods And Services Sold	Cost Of Goods And Services Sold
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term debt investments maturity	1 year	1 year		1 year